Basis of Presentation - Summary of Discontinued Operations (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
REVENUE	$ 4,124	$ 2,679	$ 7,285	$ 5,152
COST OF SALES	1,462	1,310	3,096	2,773
GROSS PROFIT	2,662	1,369	4,189	2,379
EXPENSES
Research and development	1,225	1,006	2,274	2,494
Sales and marketing	1,138	1,056	2,481	1,595
General and administrative	3,074	2,854	6,369	6,208
Amortization of intangible assets	0	507	0	1,010
Total expenses	5,437	5,423	11,124	11,307
OTHER INCOME (EXPENSES)
Accretion	0	(3)	0	(3)
Unrealized foreign exchange gain (loss)	(8)	(104)	(39)	(244)
Other income (expenses)	(419)	(224)	(438)	(228)
Loss before income taxes	(3,194)	(4,278)	(7,373)	(9,156)
Income taxes	25	(731)	(66)	(1,397)
NET INCOME FROM DISCONTINUED OPERATIONS	24	994	1,153	1,207
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
REVENUE	141	3,446	4,621	6,236
COST OF SALES	84	1,378	2,060	2,822
GROSS PROFIT	56	2,068	2,560	3,414
EXPENSES
Research and development	5	150	120	303
Sales and marketing	4	181	121	360
General and administrative	30	419	808	1,228
Amortization of intangible assets		105	109	209
Total expenses	39	855	1,158	2,100
Income before other income (expenses) and income taxes	18	1,213	1,403	1,314
OTHER INCOME (EXPENSES)
Accretion		(2)		(2)
Grant income		22	6	30
Interest, accretion and other income		3		3
Unrealized foreign exchange gain (loss)	2	(15)	1	(21)
Other income (expenses)	2	8	7	10
Loss before income taxes	19	1,221	1,409	1,324
Income taxes	4	(227)	(256)	(117)
NET INCOME FROM DISCONTINUED OPERATIONS	$ 24	$ 994	$ 1,154	$ 1,207